Deferred charges (Tables)	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Deferred Charges

	Dry-docking	Financing fees	Total

December 31, 2012	$12,694	$31,122	$43,816
Cost incurred	1,193	16,355	17,548
Amortization expensed	(1,806)	(4,376)	(6,182)
Amortization capitalized	—	(477)	(477)

June 30, 2013	$12,081	$42,624	$54,705